UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 82.51%
COMMON STOCKS - 59.80%
AEROSPACE & DEFENSE - 0.93%
B/E Aerospace, Inc.	5,526	$354,272
DigitalGlobe, Inc. (a)	18,994	622,053
		976,325
ALTERNATIVE CARRIERS - 2.76%
Level 3 Communications, Inc. (a)	50,395	2,883,602
APPLICATION SOFTWARE - 2.98%
Mobileye NV (a)(b)	50,755	3,116,357
AUTOMOBILE MANUFACTURERS - 1.66%
General Motors Company	49,200	1,739,712
BROADCASTING - 0.99%
CBS Corporation Class B	14,900	1,033,464
CABLE & SATELLITE - 2.05%
Liberty Media Corporation-Liberty SiriusXM Class A (a)	55,034	2,141,923
CASINOS & GAMING - 3.01%
MGM Resorts International	114,800	3,145,520
DATA PROCESSING & OUTSOURCED SERVICES - 0.29%
DH Corporation (b)	16,058	304,774
DIVERSIFIED CHEMICALS - 4.38%
E. I. du Pont de Nemours and Company	57,045	4,582,425
HEALTH CARE EQUIPMENT & SUPPLIES - 0.99%
Varex Imaging Corporation (a)	3,960	133,056
Varian Medical Systems, Inc. (a)	9,900	902,187
		1,035,243
HOTELS, RESTAURANTS & LEISURE - 1.94%
Hilton Worldwide Holdings, Inc.	34,800	2,034,408
HOUSEHOLD DURABLES - 0.01%
Lennar Corporation Class B	173	7,231
HOUSEWARES & SPECIALTIES - 3.70%
Jarden Corporation (a)(d)(g)(j)	61,683	3,873,267
INDUSTRIAL CONGLOMERATES - 3.79%
General Electric Company	132,900	3,960,420
IT SERVICES - 0.13%
Computer Sciences Corporation	1,900	131,119
MEDIA - 1.18%
DISH Network Corporation Class A (a)	19,500	1,238,055
MOVIES & ENTERTAINMENT - 1.78%
News Corporation Class A	47,456	616,928
Time Warner, Inc.	12,774	1,248,148
		1,865,076
MULTI-LINE INSURANCE - 2.26%
American International Group, Inc.	37,800	2,359,854
OIL & GAS EQUIPMENT & SERVICES - 0.00%
Baker Hughes, Inc.	5	299
OIL & GAS REFINING & MARKETING - 0.10%
Showa Shell Sekiyu K.K. (b)	10,508	106,373
OIL & GAS STORAGE & TRANSPORTATION - 2.00%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	38,718	995,238
Energy Transfer Partners LP	29,975	1,094,687
		2,089,925
OIL, GAS & CONSUMABLE FUELS - 2.62%
Marathon Petroleum Corporation	54,100	2,734,214
PACKAGED FOODS & MEATS - 1.53%
The WhiteWave Foods Company (a)	28,449	1,597,411
REGIONAL BANKS - 5.85%
CIT Group, Inc.	69,400	2,979,342
PrivateBancorp, Inc.	52,867	3,138,714
		6,118,056
REITs - 2.28%
Colony NorthStar, Inc. Class A	119,310	1,540,292
Starwood Property Trust, Inc.	34,314	774,810
Wheeler Real Estate Investment Trust, Inc.	37,098	64,180
		2,379,282
RESTAURANTS - 2.17%
Bob Evans Farms, Inc.	34,900	2,263,963
ROAD & RAIL - 3.83%
CSX Corporation	86,100	4,007,955
SEMICONDUCTORS - 1.60%
NXP Semiconductors NV (a)(b)	16,175	1,674,113
SPECIALIZED FINANCE - 0.35%
Pacific Special Acquisition Corporation (a)(b)	35,377	366,152
SPECIALTY CHEMICALS - 1.30%
Ashland Global Holdings, Inc.	11,000	1,361,910
SYSTEMS SOFTWARE - 0.93%
Dell Technologies, Inc. Class V (a)	15,172	972,222
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.41%
Hewlett Packard Enterprise Company	18,200	431,340
TOTAL COMMON STOCKS (Cost $59,589,561)		62,531,990

CLOSED-END FUNDS - 5.93%
BlackRock Debt Strategies Fund, Inc.	82,764	953,441
BlackRock Floating Rate Income Strategies Fund, Inc.	51,413	744,974
First Trust Senior Floating Rate Income Fund II	42,285	584,802
Invesco Senior Income Trust	215,940	999,802
Nuveen Credit Strategies Income Fund	113,092	982,770
Voya Prime Rate Trust	175,532	949,628
Western Asset High Income Opportunity Fund, Inc.	195,533	985,486
TOTAL CLOSED-END FUNDS (Cost $5,864,058)		6,200,903

PREFERRED STOCKS - 1.29%
Colony NorthStar, Inc., 8.25%, Series B	30,492	778,156
Colony NorthStar, Inc., 8.75%, Series E	21,830	574,347
TOTAL PREFERRED STOCKS (Cost $1,325,761)		1,352,503

CONTINGENT VALUE RIGHTS - 0.08%
Casa Ley, S.A. de C.V. (a)(g)	5,338	2,028
Media General, Inc. (a)(g)	42,852	77,134
Property Development Centers LLC (a)(g)	5,338	107
TOTAL CONTINGENT VALUE RIGHTS (Cost $20,805)		79,269

RIGHTS - 0.01%
Pacific Special Acquisition Corporation (a)(b)	35,377	15,035
TOTAL RIGHTS (Cost $8,171)		15,035

WARRANTS - 0.01%
Pacific Special Acquisition Corporation (a)(b)	35,377	12,276
TOTAL WARRANTS (Cost $3,112)		12,276

	Principal Amount
BANK LOANS - 1.15% (f)
Bass Pro Group LLC
6.150%, 12/16/2023	$1,246,000	1,199,275
TOTAL BANK LOANS (Cost $1,238,212)		1,199,275

CORPORATE BONDS - 10.41% (f)
Caesars Entertainment Operating Company, Inc.
10.750%, 2/1/2016 (h)	1,417,000	1,551,615
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc.
9.375%, 5/1/2022	2,799,000	3,015,923
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	430,830	500,840
FairPoint Communications, Inc.
8.750%, 8/15/2019 (i)	1,104,000	1,138,942
JBS USA LUX SA / JBS USA Finance, Inc.
8.250%, 2/1/2020 (i)	808,000	832,240
Rite Aid Corporation
6.750%, 6/15/2021	747,000	756,405
6.125%, 4/1/2023 (i)	126,000	125,370
The WhiteWave Foods Company
5.375%, 10/1/2022	2,717,000	2,961,530
TOTAL CORPORATE BONDS (Cost $10,512,313)		10,882,865

	Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
Mead Johnson Nutrition Company
Expiration: January 2019, Exercise Price: $90.00	20	600
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price: $250.00	32	352
		952
PURCHASED PUT OPTIONS - 0.32%
Alibaba Group Holding Ltd. - ADR
Expiration: April 2017, Exercise Price: $90.00	6	18
American International Group, Inc.
Expiration: May 2017, Exercise Price: $55.00	504	11,088
Expiration: May 2017, Exercise Price: $57.50	45	1,935
Expiration: May 2017, Exercise Price: $60.00	34	3,077
Ashland Global Holdings, Inc.
Expiration: April 2017, Exercise Price: $95.00	11	22
Expiration: April 2017, Exercise Price: $100.00	147	294
Expiration: May 2017, Exercise Price: $105.00	83	2,573
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	235	18,565
Baker Hughes, Inc.
Expiration: April 2017, Exercise Price: $50.00	35	175
Expiration: April 2017, Exercise Price: $52.50	250	1,875
Expiration: April 2017, Exercise Price: $55.00	95	950
Expiration: April 2017, Exercise Price: $57.50	187	6,545
Bob Evans Farms, Inc.
Expiration: April 2017, Exercise Price: $50.00	349	1,745
CBS Corporation Class B
Expiration: June 2017, Exercise Price: $57.50	14	385
Expiration: June 2017, Exercise Price: $62.50	148	11,692
CIT Group, Inc
Expiration: April 2017, Exercise Price: $36.00	845	845
Expiration: April 2017, Exercise Price: $39.00	133	1,729
Computer Sciences Corporation
Expiration: June 2017, Exercise Price: $57.50	19	1,377
CSX Corporation
Expiration: May 2017, Exercise Price: $39.00	323	6,460
Expiration: May 2017, Exercise Price: $40.00	483	12,075
Expiration: May 2017, Exercise Price: $42.00	219	11,060
Expiration: June 2017, Exercise Price: $41.00	55	3,575
DISH Network Corporation Class A
Expiration: June 2017, Exercise Price: $50.00	167	6,680
Expiration: June 2017, Exercise Price: $52.50	188	10,340
E. I. du Pont de Nemours and Company
Expiration: May 2017, Exercise Price: $70.00	57	2,109
Expiration: May 2017, Exercise Price: $72.50	67	3,417
Expiration: July 2017, Exercise Price: $72.50	34	3,740
General Electric Company
Expiration: April 2017, Exercise Price: $27.00	962	1,924
Expiration: April 2017, Exercise Price: $28.00	367	2,202
General Motors Company
Expiration: June 2017, Exercise Price: $31.00	492	15,744
Hertz Global Holdings, Inc.
Expiration: April 2017, Exercise Price: $15.00	1,464	20,496
Expiration: July 2017, Exercise Price: $17.50	154	33,495
Hewlett Packard Enterprise Company
Expiration: May 2017, Exercise Price: $17.00	182	364
Expiration: May 2017, Exercise Price: $19.00	1,922	13,454
Hilton Worldwide Holdings, Inc.
Expiration: April 2017, Exercise Price: $50.00	348	870
Huntsman Corporation
Expiration: May 2017, Exercise Price: $15.00	1,167	1,167
Expiration: August 2017, Exercise Price: $18.00	343	8,575
Marathon Petroleum Corporation
Expiration: April 2017, Exercise Price: $42.50	541	2,705
MetLife, Inc.
Expiration: May 2017, Exercise Price: $47.50	864	31,968
MGM Resorts International
Expiration: April 2017, Exercise Price: $24.00	1,032	2,064
Expiration: May 2017, Exercise Price: $23.00	116	1,972
Sealed Air Corporation
Expiration: April 2017, Exercise Price: $38.00	852	6,390
SPDR S&P 500 ETF Trust
Expiration: April 2017, Exercise Price: $235.00	96	15,024
Expiration: April 2017, Exercise Price: $236.00	276	53,958
VanEck Vectors Semiconductor ETF
Expiration: May 2017, Exercise Price: $72.00	16	560
Varian Medical Systems, Inc.
Expiration: May 2017, Exercise Price: $75.00	259	518
		337,796
TOTAL PURCHASED OPTIONS (Cost $873,784)		338,748

	Principal Amount
ESCROW NOTES - 0.24%
AMR Corporation (a)(d)(g)	$28,850	33,755
Winthrop Realty Trust (a)(d)(g)	26,484	215,182
TOTAL ESCROW NOTES (Cost $294,386)		248,937

	Shares
SHORT-TERM INVESTMENTS - 3.27%
The Government & Agency Portfolio, Institutional Share Class, 0.61% (c)	3,418,957	3,418,957
TOTAL SHORT-TERM INVESTMENTS (Cost $3,418,957)		3,418,957
TOTAL LONG INVESTMENTS (Cost $83,149,120) - 82.51% (e)		86,280,758

SHORT INVESTMENTS - (13.82)%
COMMON STOCKS - (13.34)%
AEROSPACE & DEFENSE - (2.02)%
MacDonald, Dettwiler and Associates Ltd. (b)(f)	(3,039)	(159,411)
Rockwell Collins, Inc.	(20,101)	(1,953,013)
		(2,112,424)
AIRLINES - (0.06)%
American Airlines Group, Inc.	(1,443)	(61,039)
CABLE & SATELLITE - (2.53)%
Sirius XM Holdings, Inc.	(514,633)	(2,650,360)
CONSTUCTION MACHINERY & HEAVY TRUCKS - (0.29)%
Joy Global, Inc.	(10,714)	(302,670)
DIVERSIFIED BANKS - (0.63)%
Canadian Imperial Bank of Commerce (b)	(7,661)	(660,455)
DIVERSIFIED CHEMICALS - (2.21)%
The Dow Chemical Company	(36,377)	(2,311,394)
HOUSEHOLD DURABLES - (0.01)%
Lennar Corporation Class A	(138)	(7,064)
INTEGRATED TELECOMMUNICATION SERVICES - (1.07)%
AT&T, Inc.	(12,729)	(528,890)
CenturyLink, Inc.	(25,168)	(593,210)
		(1,122,100)
MOVIES & ENTERTAINMENT - (0.61)%
News Corporation Class B	(47,456)	(640,656)
OIL & GAS REFINING & MARKETING - (0.17)%
Idemitsu Kosan Company, Ltd. (b)	(5,154)	(179,161)
OIL & GAS STORAGE & TRANSPORTATION - (2.33)%
ONEOK, Inc.	(24,051)	(1,333,388)
Sunoco Logistics Partners LP	(44,960)	(1,097,923)
		(2,431,311)
SOFTWARE - (1.20)%
VMware, Inc. Class A	(13,610)	(1,254,025)
TOBACCO - (0.21)%
British American Tobacco plc - ADR	(3,243)	(215,076)
TOTAL SHORT COMMON STOCKS (Proceeds $12,337,101)		(13,947,735)

	Principal Amount
U.S. GOVERNMENT NOTES/BONDS -(0.48)%
United States Treasury Note/Bond
1.875%, 2/28/2022	$(500,000)	(498,936)
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Proceeds $498,652)		(498,936)
TOTAL SHORT INVESTMENTS
(Proceeds $12,835,753) - (13.82)%		(14,446,671)
TOTAL NET INVESTMENTS
(Cost $70,313,367) - 68.69%		71,834,087
OTHER ASSETS IN EXCESS OF LIABILITIES - 31.31% (e)		32,736,650
TOTAL NET ASSETS - 100.00%		$104,570,737

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2017, these securities represent 2.00% of total net assets.

(j)	Restricted security. Please see footnote (l) on the schedule of investments for more information. As of March 31, 2017, these securities represented 4.66% of total net assets.
(k)	The cost basis of long investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of long investments	$83,149,120
Long investment gross unrealized appreciation	$4,454,237
Long investment gross unrealized depreciation	(1,322,599)
Long investment net unrealized appreciation	$3,131,638

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(l)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board of Trustees of the Fund (the “Board” or “Trustees”). These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2017. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$57,663,485	$-	$4,868,505	$62,531,990
Closed-End Funds	6,200,903	-	-	6,200,903
Preferred Stocks	1,352,503	-	-	1,352,503
Contingent Value Rights	-	-	79,269	79,269
Rights	-	15,035	-	15,035
Warrants	-	12,276	-	12,276
Bank Loans	-	1,199,275	-	1,199,275
Corporate Bonds	-	10,882,865	-	10,882,865
Purchased Option Contracts	338,748	-	-	338,748
Escrow Notes	-	-	248,937	248,937
Short-Term Investments	3,418,957	-	-	3,418,957
Swap Contracts**	-	1,259,317	-	1,259,317
Total	$68,974,596	$13,368,768	$5,196,711	$87,540,075

Liabilities
Short Common Stock*	$13,788,324	$159,411	$-	$13,947,735
US Government Notes/Bonds	-	498,936	-	498,936
Written Option Contracts	3,401,519	-	-	3,401,519
Forward Currency Exchange Contracts**	-	53,174	-	53,174
Total	$17,189,843	$711,521	$-	$17,901,364

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2017, the value of these securities was $5,196,711. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 For the three months ended March 31, 2017, the Fund had transfers of $366,152 out of Level 2 to Level 1 due to increased market activity. There were no transfers into or out of Level 3 investments during the period. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2016	$4,868,519	$2,135	$257,440	$5,128,094
Purchases on Investments	-	77,134	-	77,134
(Sales) of Investments	-	-	-	-
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Depreciation	(14)	-	(8,503)	(8,517)
Balance as of March 31, 2017	$4,868,505	$79,269	$248,937	$5,196,711

 The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2017 totals $(8,517).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2017 are as follows:

Description	Fair Value at March 31, 2017	Valuation Technique	Unobservable Input
Common Stock	$ 3,873,267	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections
Common Stock	$ 995,238	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2017, the value of these investments was $328,206. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (l).

(m)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$338,748	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	3,401,519
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	53,174
Swap Contracts	Schedule of Swap Contracts	1,259,317	Schedule of Swap Contracts	-
Total		$1,598,065		$3,454,693

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2017 (Unaudited)

	Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: May 2017, Exercise Price: $62.50	502	$91,364
Expiration: May 2017, Exercise Price: $65.00	87	6,568
Ashland Global Holdings, Inc.
Expiration: April 2017, Exercise Price: $120.00	27	12,366
Expiration: May 2017, Exercise Price: $125.00	83	25,730
AT&T, Inc.
Expiration: October 2017, Exercise Price: $40.00	131	30,392
Expiration: October 2017, Exercise Price: $41.00	404	69,690
Baker Hughes, Inc.
Expiration: April 2017, Exercise Price: $55.00	35	16,870
Expiration: April 2017, Exercise Price: $57.50	67	18,593
Expiration: April 2017, Exercise Price: $60.00	95	10,450
Expiration: April 2017, Exercise Price: $62.50	347	10,410
Bob Evans Farms, Inc.
Expiration: April 2017, Exercise Price: $55.00	349	355,980
CBS Corporation Class B
Expiration: June 2017, Exercise Price: $65.00	34	18,870
Expiration: June 2017, Exercise Price: $67.50	148	57,350
CenturyLink, Inc.
Expiration: April 2017, Exercise Price: $24.00	98	2,254
Expiration: July 2017, Exercise Price: $23.00	330	45,210
CIT Group, Inc
Expiration: April 2017, Exercise Price: $40.00	561	182,325
Expiration: April 2017, Exercise Price: $42.00	133	21,214
Computer Sciences Corporation
Expiration: June 2017, Exercise Price: $65.00	19	12,730
CSX Corporation
Expiration: May 2017, Exercise Price: $45.00	495	142,065
Expiration: May 2017, Exercise Price: $46.00	56	12,712
Expiration: May 2017, Exercise Price: $47.00	249	43,201
Expiration: June 2017, Exercise Price: $45.00	61	19,673
DISH Network Corporation Class A
Expiration: June 2017, Exercise Price: $57.50	185	141,525
The Dow Chemical Company
Expiration: June 2017, Exercise Price: $62.50	73	20,732
E. I. du Pont de Nemours and Company
Expiration: May 2017, Exercise Price: $80.00	76	20,026
Expiration: July 2017, Exercise Price: $80.00	38	14,364
General Electric Company
Expiration: April 2017, Exercise Price: $30.00	962	32,708
Expiration: April 2017, Exercise Price: $31.00	367	2,936
General Motors Company
Expiration: June 2017, Exercise Price: $35.00	492	84,132
Hewlett Packard Enterprise Company
Expiration: May 2017, Exercise Price: $22.00	2,104	420,800
Hilton Worldwide Holdings, Inc.
Expiration: April 2017, Exercise Price: $55.00	348	132,240

Marathon Petroleum Corporation
Expiration: April 2017, Exercise Price: $47.50		541	183,940
MGM Resorts International
Expiration: April 2017, Exercise Price: $27.00		1,032	86,688
Expiration: May 2017, Exercise Price: $25.00		116	32,712
NXP Semiconductors NV
Expiration: December 2017, Exercise Price: $105.00		31	13,950
Rockwell Collins, Inc.
Expiration: April 2017, Exercise Price: $95.00		16	5,080
SPDR S&P 500 ETF Trust
Expiration: May 2017, Exercise Price: $243.00		76	5,624
Time Warner, Inc.
Expiration: April 2017, Exercise Price: $95.00		115	36,800
The Valspar Corporation
Expiration: April 2017, Exercise Price: $105.00		45	27,000
Varian Medical Systems, Inc.
Expiration: May 2017, Exercise Price: $85.00		99	197,505
			2,664,779
PUT OPTIONS WRITTEN
Alibaba Group Holding Ltd. - ADR
Expiration: May 2017, Exercise Price: $105.00		6	1,668
CIT Group, Inc
Expiration: April 2017, Exercise Price: $40.00		284	7,100
DISH Network Corporation Class A
Expiration: June 2017, Exercise Price: $60.00		188	41,360
Hertz Global Holdings, Inc.
Expiration: April 2017, Exercise Price: $17.50		1,294	111,284
Expiration: July 2017, Exercise Price: $20.00		154	56,980
Huntsman Corporation
Expiration: May 2017, Exercise Price: $18.00		1,167	8,169
Expiration: August 2017, Exercise Price: $21.00		343	25,382
MetLife, Inc.
Expiration: May 2017, Exercise Price: $52.50		864	156,384
Sealed Air Corporation
Expiration: April 2017, Exercise Price: $47.00		852	306,720
SPDR S&P 500 ETF Trust
Expiration: April 2017, Exercise Price: $229.00		69	3,381
Expiration: April 2017, Exercise Price: $230.00		276	15,732
VanEck Vectors Semiconductor ETF
Expiration: May 2017, Exercise Price: $65.00		15	180
Varian Medical Systems, Inc.
Expiration: May 2017, Exercise Price: $85.00		160	2,400
			736,740
TOTAL OPTIONS WRITTEN
(Premiums received $3,272,996)			$3,401,519

ADR	- America Depositary Receipt
ETF	- Exchange-Traded Fund

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2017 (Unaudited)
							Unrealized
Settlement			USD Value at			USD Value at	Appreciation
Date	Currency to be Delivered		March 31, 2017	Currency to be Received		March 31, 2017	(Depreciation)**
5/16/2017	483,006	AUD	$368,706	363,175	USD	$363,175	$(5,531)
8/15/2017	1,343,590	CAD	1,012,367	1,003,736	USD	1,003,736	(8,631)
12/20/2017	4,444,142	GBP	5,609,428	5,570,416	USD	5,570,416	(39,012)
			$6,990,501			$6,937,327	$(53,174)

CAD	- Canadian Dollar
GBP	- British Pound
USD	- U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2017.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2017 (Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional Amount	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
3/31/2018	Actelion Ltd.- ADR	405	$114,606	$(2,981)	JPM
3/30/2018	Actelion Ltd.- ADR (New Line)	15,350	4,000,984	323,481	JPM
12/20/2017	Allied World Assurance Company Holdings AG	17,327	917,922	(129)	BAML
8/26/2017	American International Group, Inc.	31,400	1,842,057	116,965	JPM
2/7/2018	B/E Aerospace, Inc.	64,605	3,987,619	145,697	BAML
1/6/2018	Baker Hughes, Inc.	54,400	3,477,961	(233,477)	BAML
5/6/2017	CBS Corporation Class B	3,300	185,587	42,782	BAML
3/13/2018	DH Corporation	36,385	680,346	9,677	BAML
1/20/2018	DUET Group	159,408	348,929	(9,392)	JPM
2/16/2018	Fortress Investment Group LLC Class A	165,289	1,319,437	(6,497)	JPM
3/17/2018	Headwaters, Inc.	65,095	1,533,622	(5,583)	JPM
1/6/2018	Hewlett Packard Enterprise Company	192,200	4,448,258	94,446	BAML
2/3/2018	Mead Johnson Nutrition Company	52,498	4,583,661	89,971	JPM
12/6/2017	NXP Semiconductors NV	45,674	4,513,531	202,293	BAML
2/13/2018	ONEOK Partners LP	24,633	1,309,633	17,624	BAML
1/6/2018	Reynolds American, Inc.	148,005	8,584,994	720,994	BAML
12/28/2017	Rite Aid Corporation	77,982	632,195	(302,539)	BAML
12/12/2017	Sky plc	413,409	5,073,037	(21,170)	JPM
2/22/2018	Syngenta AG	1,662	706,364	27,981	BAML
12/16/2017	Syngenta AG - ADR	50,457	4,096,095	358,342	BAML
2/10/2018	Time Warner, Inc.	51,128	4,936,178	49,870	BAML
6/8/2017	The Valspar Corporation	30,630	3,294,910	98,401	BAML
2/2/2018	VCA, Inc.	43,389	3,932,336	29,398	BAML
1/4/2018	Yahoo!, Inc.	130,470	5,339,783	711,739	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
1/5/2018	Alibaba Group Holding Ltd. - ADR	(46,451)	(4,342,537)	(665,200)	JPM
11/23/2017	British American Tobacco plc	(19,753)	(1,063,863)	(244,964)	BAML
1/18/2018	British American Tobacco plc	(52,637)	(3,193,043)	(296,673)	JPM
2/14/2018	British American Tobacco plc - ADR	(2,262)	(139,436)	(11,118)	BAML
12/20/2017	Fairfax Financial Holdings Ltd.	(787)	(367,856)	8,443	BAML
2/23/2018	ONEOK, Inc.	(211)	(11,509)	(182)	BAML
				$1,248,199

ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a)          The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title) /s/ Michael T. Shannon
   Michael T. Shannon, Co-President

Date May 25, 2017

By (Signature and Title)  /s/ Roy Behren
    Roy Behren, Co-President and Treasurer

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
  Michael T. Shannon, Co-President
Date May 25, 2017

By (Signature and Title)* /s/ Roy Behren
 Roy Behren, Co-President and Treasurer

Date May 25, 2017

* Print the name and title of each signing officer under his or her signature.